UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 98.7%
DWS Blue Chip Fund "Institutional"	94,391	2,202,151
DWS Communications Fund "Institutional"	4,363	104,099
DWS Dreman Concentrated Value Fund "Institutional"	18,275	218,565
DWS Dreman High Return Equity Fund "Institutional"	5,849	297,137
DWS Dreman Mid Cap Value Fund "Institutional"	54,451	653,958
DWS Dreman Small Cap Value Fund "Institutional"	6,108	247,875
DWS Emerging Markets Equity Fund "S"	23,513	643,774
DWS Equity 500 Index Fund "Institutional"	60,187	9,578,221
DWS Equity Partners Fund "Institutional"	67,271	2,128,442
DWS Europe Equity Fund "Institutional"	47,304	1,809,372
DWS Global Thematic Fund "S"	20,862	804,874
DWS Growth & Income Fund "Institutional"	107,563	2,597,658
DWS Health Care Fund "Institutional"	13,711	360,878
DWS International Fund "Institutional"	8,177	499,791
DWS International Select Equity Fund "Institutional"	23,137	308,885
DWS International Value Opportunities	12,474	138,457
DWS Japan Equity Fund "S"	8,137	141,087
DWS Large Cap Value Fund "Institutional"	119,391	2,917,913
DWS Large Company Growth Fund "Institutional"	18,465	502,425
DWS Micro Cap Fund "Institutional"	5,589	123,120
DWS Mid Cap Growth Fund "Institutional"	617	10,855
DWS RREEF Real Estate Securities Fund "Institutional"	14,801	421,962
DWS Small Cap Core Fund "S"	50,573	1,304,778
DWS Small Cap Growth Fund "Institutional"	16,843	434,541
DWS Small Cap Value Fund "S"	57,309	1,643,615
DWS Technology Fund "Institutional"	50,819	625,580

Total Equity Funds (Cost $27,644,092)		30,720,013
Fixed Income - Money Market Funds 1.1%
Cash Management QP Trust	342,723	342,723
DWS Money Market Prime Series	7,346	7,346
DWS Money Market Series "Institutional"	6,277	6,277

Total Fixed Income - Money Market Funds (Cost $356,346)		356,346
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 28,000,438)	99.8	31,076,359
Other Assets and Liabilities, Net	0.2	51,671

Net Assets	100.0	31,128,030

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007